Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

14. Subsequent Events

In preparing these condensed consolidated financial statements, the Company has evaluated and determined there are no events and transactions for potential recognition or disclosure through November 9, 2023, the date the financial statements were available to be issued.

14. Subsequent Events

Unit Separation

On January 13, 2023, the Company’s units, which traded with the ticker symbol “REVBU” were mandatorily separated and cease to exist, further the units no longer trade on the Nasdaq Capital Market. Each unit was comprised of one share of the Company’s common stock and one Public Warrant. At the time of separation there were 1,688,598 units separated, no new shares of common stock or Public Warrants were issued in connection with the separation.

Second Amendment to Lease

In January 2023, Revelation Sub amended the First Amendment to the Original Lease (the “Second Amendment”) to expire on December 31, 2023, equal to an additional 11 calendar months with a base monthly rent equal to $9,630.00. Revelation Sub signed the Second Amendment on January 17, 2023. The Company will pay $105,930 of rent expense over the life of the Second Amendment.

Change in Authorized Shares and Reverse Stock Split

On January 30, 2023, at a special meeting of stockholders, the Company’s stockholders approved a Certificate of Amendment to the Company’s Third Amended and Restated Certificate of Incorporation to change the authorized common stock from 100,000,000 to 500,000,000 shares and effect a reverse stock split of our outstanding shares of common stock at a specific ratio within a range of one-for-twenty (1-for-20) to a maximum of a one-for-one hundred (1-for-100) split. On January 30, 2023, the Company filed the Certificate of Amendment which set the authorized shares of common stock to 500,000,000 and effected a 1-for-35 reverse stock split of our outstanding shares of common stock as of 12:01 a.m. Eastern Standard Time on February 1, 2023.

Public Offering

On February 13, 2023, the Company closed a public offering of (i) an aggregate of 2,888,600 shares of its common stock, par value $0.001 per share and pre-funded warrants to purchase up to an aggregate of 336,400 shares of Common Stock (the “Pre-Funded Warrants”) and (ii) accompanying Class C Common Stock Purchase Warrants to purchase up to an aggregate of 6,450,000 shares of its Common Stock at a combined offering price of $4.83 per share of Common Stock and associated Class C Common Stock Warrants, or $4.8299 per Pre-Funded Warrant and associated Class C Common Stock Warrants, resulting in gross proceeds of approximately $15.6 million. As of December 31, 2022, the Company recorded $87,171 of deferred offering costs. The Pre-Funded Warrants do not expire and have an exercise price of $0.0001 per share. The Class C Common Stock Warrants will have an exercise price of $5.36 per share, are exercisable upon issuance, and will expire five years following the date of issuance. The net proceeds to the Company from the offering were approximately $14.0 million, after deducting the placement agent’s fees and other offering expenses payable by the Company. The Company intends to use the net proceeds from this offering to further the development of REVTx-300, REVTx-100, REVTx-200 and REVTx-99b; continue to develop other products and therapies; and fund working capital and general corporate purposes using any remaining amounts. A registration statement on Form S-1 (File No. 333-268576) relating to these securities has been filed with the SEC, and was declared effective by the SEC on February 9, 2023.

Roth Capital Partners, LLC (the “Placement Agent’) was engaged by the Company to act as its exclusive placement agent for the public offering. The Company agreed to pay the Placement Agent a cash fee equal to 8.0% of the gross proceeds received by the Company in the public offering, totaling approximately $1.2 million.

Using the Black-Scholes option pricing model, the Class C Common Stock Warrants were valued in the aggregate at $16.1 million and included in the issuance costs of the public offering.

As a result of the proceeds from the Public Offering, the Company believes it is now in compliance with Listing Rule 5550(b)(2) because it has stockholders’ equity in excess of $2.5 million as of the date of this filing.

Regaining NASDAQ Compliance

On February 16, 2023, the Company received formal notice from The Nasdaq Stock Market (“Nasdaq”) stating that the Company’s common stock will continue to be listed and traded on Nasdaq, due to the Company having regained compliance with the minimum bid price requirement and minimum stockholders’ equity requirement for continued listing on Nasdaq, as set forth in Nasdaq Listing Rules 5550(a)(2) and 5550(b)(1), respectively, and all applicable listing standards.

As previously reported in 2022, Nasdaq issued delist letters based on the Company’s non-compliance with the bid price and stockholders’ equity requirements for continued listing on The Nasdaq Capital Market, as set forth in Nasdaq Listing Rules 5550(a)(2) and 5550(b)(1), respectively. The Company’s compliance plan was approved by a Nasdaq hearing panel giving the Company until April 18, 2023 to regain compliance. To regain compliance with the stockholders’ equity requirement, the Company must have achieved stockholders’ equity of at least $2.5 million and demonstrated its ability to sustain compliance with that requirement. In order to demonstrate compliance with the $1.00 bid price requirement, the Company must have demonstrated compliance for a minimum of ten consecutive business days.

Also, as previously reported on February 13, 2023, the Company closed a Public Offering on February 13, 2023, resulting in estimated net cash proceeds of approximately $14.0 million after accounting for estimated expenses incurred in connection with the Public Offering. As a result, the Listing Qualifications staff determined that the Company has regained compliance with the minimum equity requirement. The staff also determined as of February 15, 2023, the Company has evidenced compliance with the $1.00 per share price requirement having traded for 11 consecutive trading days above $1.00.

Pre-Funded Warrant Exercise

On February 14, 2023, the Company received a notice of cash exercise for the Pre-Funded Warrants issued in connection with the February 2023 Public Offering for 33,000 shares of common stock at purchase price of $3.30.

On March 2, 2023, the Company received a notice of cash exercise for the Pre-Funded Warrants issued in connection with the February 2023 Public Offering for 160,000 shares of common stock at purchase price of $16.00.

Class C Common Stock Warrant Exercise

As of March 20, 2023, the Company received notices of alternative cash-less exercises for 1,868,390 Class C Common Stock Warrants issued in connection with the February 2023 Public Offering for 747,357 shares of common stock.